Basis of Presentation	6 Months Ended
Jun. 30, 2021
Basis of Preparation
Basis of Presentation

Section 2—Basis of Preparation

2.1         Accounting policies and basis of preparation

The unaudited interim condensed consolidated financial statements as of June 30, 2021 and for the six-month periods ended June 30, 2021 and 2020 have been prepared in accordance with International Accounting Standard 34 Interim Financial Reporting. The interim condensed consolidated financial statements do not include all the information and disclosures required in annual financial statements and should be read in conjunction with the Company’s audited consolidated financial statements included in the Company’s Annual Report. In the opinion of management, the interim condensed consolidated financial statements as of June 30, 2021 and for the six-month periods ended June 30, 2021 and 2020 include all adjustments considered necessary for a fair presentation of the results of the interim periods presented. The statement of financial position as of December 31, 2020 included herein was derived from the audited consolidated financial statements included in the Annual Report but does not include all disclosures required by International Financial Reporting Standards as issued by the International Accounting Standards Board (“IASB”). The accounting policies disclosed in the Company’s audited consolidated financial statements included in the Annual Report are consistent with those used to prepare the accompanying interim condensed consolidated financial statements. The results of operations for the six-month period ended June 30, 2021 are not necessarily indicative of the results expected for the full year.

Unless otherwise stated, all amounts disclosed herein are in United States Dollars (“USD”) and are rounded to the nearest thousand (`000).

There have been no significant changes to the critical accounting policies as disclosed in the Annual Report.

The Group’s condensed consolidated financial statements included herein are presented in USD, which is not the functional currency of the Company. The Group’s financial statements are presented in USD as the result of the Company publicly listing American Depositary Shares (“ADSs”) in the United States. The Company, Operations and FA’s functional currency is the Danish Kroner (“DKK”), FP GmbH’s functional currency is the Euro (“EUR”), and FP USA’s functional currency is the USD.

2.2        New and amendments to accounting standards

Standards effective in 2021:

The IASB issued a number of amendments to standards that became effective in 2021 (“2021 Amendments”). None of the 2021 Amendments had an impact on the Group’s financial statements.

Standards issued but not yet effective:

The IASB issued new standards, amendments to standards and interpretations that become effective on or after January 1, 2022 (collectively “New Standards”). None of the New Standards are currently expected to be relevant to or have a material effect on the Group’s consolidated financial statements.